SHARE-BASED COMPENSATION EXPENSES (Details 4) (Restricted Stock [Member], USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares, Vested	22,500
Number of restricted shares, Un-vested	18,125	40,625
Weighted average grant date fair value, Vested (in dollars per share)	$ 12.57
Weighted average grant date fair value, Un-vested (in dollars per share)	$ 11.86	$ 12.25